INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	2021	2020
Finished products	7,209,379	3,894,698
Work in progress	3,453,948	2,045,158
Raw materials	3,994,655	1,934,958
Storeroom supplies	1,061,666	786,401
Imports in transit	1,145,215	514,321
(-) Allowance for adjustments to net realizable value	(3,375)	(6,119)
	16,861,488	9,169,417

Schedule of the changes in the allowance for adjustment to net realizable value of inventories

Balance as of January 1, 2019	(13,704)
Provision for the year	(46,693)
Reversal of adjustments to net realizable value	22,028
Exchange rate variation	(939)
Balance as of December 31, 2019	(39,308)
Provision for the year	(6,562)
Reversal of adjustments to net realizable value	47,259
Exchange rate variation	(7,508)
Balance as of December 31, 2020	(6,119)
Provision for the year	(6,331)
Reversal of adjustments to net realizable value	9,143
Exchange rate variation	(68)
Balance as of December 31, 2021	(3,375)